Income Taxes - Summary of Reconciliation of Income Taxes at Statutory Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Current And Deferred Income Taxes For The Current Period [Line Items]
Deferred taxes	$ (232)	$ 232
Total	1,377	105
US Federal [Member]
Disclosure Detail Of Current And Deferred Income Taxes For The Current Period [Line Items]
Net current taxes	1,221
Deferred taxes	(171)	171
US State [Member]
Disclosure Detail Of Current And Deferred Income Taxes For The Current Period [Line Items]
Net current taxes	388
Deferred taxes	$ (61)	$ 61